Consolidated Statements of Changes in Stockholders' Equity/Net Investment (Shares)	12 Months Ended
Dec. 31, 2014
Common Stock
Issuance of common stock at the Spin-Off	106,538,000
Stock-based compensation.	183,000
Balance, December 31, 2014	106,721,483